Intangible assets and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Jan. 31, 2022	Dec. 31, 2021
Liabilities
Goodwill as at the dates of acquisitions	$ 46,950			$ 1,473
Purchase price	67,062
Indirect taxes payable	1,174	$ 679
Lightmap LLC
Assets
Property and equipment	68		$ 68
Intangible assets	17,664		17,664
Right-of-use assets			230
Indemnification asset			3,159
Trade and other receivables	2,668		2,668
Cash and cash equivalents	1,555		1,555
Prepaid tax			260
Assets recognised as of acquisition date			25,604
Liabilities
Lease liabilities			(230)
Trade and other payables	(2,160)		(2,160)
Provisions for non-income tax risks			(1,381)
Tax liability			(1,721)
Liabilities recognised as of acquisition date.			(5,492)
Total identifiable net assets at fair value	20,112		20,112
Goodwill as at the dates of acquisitions	46,950		46,950
Purchase price	67,062		67,062
Expected value of the recognized tax risks			1,662
Indirect taxes payable	1,497		$ 1,497
Decrease in indirect tax liability	$ 810